Lease (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) m²	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)
Lease [Line Items]
Rate of discount lease payment	90.00%
Operating lease expense | $	$ 320,863	$ 43,390
Lease expenses | $	$ 320,863	$ 24,330	$ 296,564
Xiamen till [Member]
Lease [Line Items]
Area of land (in Square Meters) | m²	167,473
Beijing till [Member]
Lease [Line Items]
Area of land (in Square Meters) | m²	200